Operating segment data	12 Months Ended
Dec. 31, 2021
Operating segment data
Operating segment data

25.         Operating segment data

The reportable segments are determined on the basis of which the Company internally reports its segment reporting to senior management for purposes of making operating decisions. Considering the same accounting basis described in note 4. The financial information of the holding company and its service companies have been combined and included in the “other” column.

					Construction		Depreciation										Investments
	Aeronautical		Non-aeronautical		services		and		Operating		Assets per		Liabilities per		Capital		in airport
December 31, 2021	revenues		revenues		revenues		amortization		income		segment		segment		investments		concessions

Metropolitan
Monterrey	Ps.	2,371,178	Ps.	551,744	Ps.	908,960	Ps.	142,152	Ps.	505,076	Ps.	9,851,832	Ps.	2,328,736	Ps.	1,013,223	Ps.	4,656,916
Tourist
Acapulco		196,631		33,250		44,088		45,693		41,484		1,610,833		475,820		52,188		1,259,100
Mazatlán		317,004		46,368		45,625		19,254		57,049		1,472,456		182,768		54,387		575,299
Zihuatanejo		137,018		22,127		129,957		20,058		26,664		773,651		213,664		130,553		665,716
Regional
Chihuahua		419,027		48,531		63,456		26,384		79,271		1,156,808		311,608		64,277		747,296
Culiacán		573,506		57,560		91,262		22,442		109,180		1,291,889		218,694		93,664		698,863
Durango		155,408		14,536		35,600		10,082		31,170		433,110		178,875		37,840		280,275
San Luis Potosi		192,712		38,345		67,399		24,150		35,288		975,174		592,318		69,963		722,596
Tampico		133,178		20,054		130,162		12,083		21,775		607,634		263,087		133,222		504,349
Torreon		175,268		24,450		28,802		10,811		32,917		455,251		150,071		130,982		307,785
Zacatecas		132,427		14,996		18,318		8,419		21,138		304,253		119,919		38,291		223,770
Border
Ciudad Juarez		403,208		36,148		165,532		15,201		74,111		908,182		322,338		200,447		528,488
Reynosa		119,950		12,133		74,664		20,472		24,219		889,245		490,399		86,752		652,159
Hotel
NH T2 Hotel		—		171,005		—		42,054		35,708		517,121		205,908		105		—
Hilton Garden Inn		—		52,483		—		9,634		5,789		309,245		32,992		—		—
Industrial Park:
VYNMSA		—		68,294		—		28,186		31,222		486,130		262,011		16,127		—
Other		—		4,118,094		—		30,155		4,293,516		23,092,832		10,190,295		10,080		—
Total		5,326,515		5,330,118		1,803,826		487,230		5,425,577		45,135,646		16,539,503		2,132,101		11,822,612

Eliminations		(48,787)		(3,676,739)		(14,922)		—		(1,315,188)		(22,246,505)		(4,888,594)		(14,923)		(141,928)

Consolidated	Ps.	5,277,728	Ps.	1,653,379	Ps.	1,788,903	Ps.	487,230	Ps.	4,110,389	Ps.	22,889,141	Ps.	11,650,909	Ps.	2,117,178	Ps.	11,680,684

					Construction		Depreciation										Investments
	Aeronautical		Non-aeronautical		services		and		Operating		Assets per		Liabilities per		Capital		in airport
December 31, 2020	revenues		revenues		revenues		amortization		income		segment		segment		investments		concessions

Metropolitan
Monterrey	Ps.	1,278,255	Ps.	479,322	Ps.	802,470	Ps.	122,507	Ps.	445,952	Ps.	6,479,365	Ps.	1,367,347	Ps.	823,103	Ps.	3,870,329
Tourist
Acapulco		117,218		27,159		29,409		44,780		21,587		1,414,504		449,606		29,561		1,257,321
Mazatlán		211,184		37,431		24,704		18,699		63,103		1,358,969		162,731		24,747		548,185
Zihuatanejo		98,645		18,360		45,984		19,091		12,961		623,522		130,925		45,984		553,611
Regional
Chihuahua		215,728		46,049		30,679		25,274		50,038		942,529		172,428		32,225		707,619
Culiacán		359,562		51,732		68,142		20,887		92,341		1,176,640		208,282		68,142		628,208
Durango		79,515		11,083		50,203		8,259		10,220		361,233		130,170		50,534		253,402
San Luis Potosi		108,045		28,508		58,189		21,569		34,648		764,159		507,738		58,189		677,976
Tampico		74,330		17,414		67,530		9,920		10,157		459,542		173,952		67,530		385,514
Torreon		94,892		17,425		12,233		10,605		23,661		427,761		145,686		12,233		288,688
Zacatecas		71,292		10,512		7,480		8,024		20,756		278,600		104,243		7,480		212,775
Border
Ciudad Juarez		199,685		37,736		27,949		12,717		60,241		685,696		251,677		32,311		376,574
Reynosa		58,010		11,500		55,366		9,553		9,171		724,866		445,447		55,366		596,461
Hotel
NH T2 Hotel		—		110,299		—		40,301		(8,609)		498,674		201,062		187		—
Hilton Garden Inn		—		32,614		—		11,430		(6,918)		297,470		31,397		3,628		—
Industrial Park:
VYNMSA		—		56,454		—		23,621		24,082		494,223		277,183		107,952		—
Other		—		2,671,873		—		36,688		1,621,773		18,275,746		6,327,815		10,945		—
Total		2,966,361		3,665,471		1,280,338		443,925		2,485,164		35,263,499		11,087,689		1,430,117		10,356,663

Eliminations		(23,803)		(2,494,432)		(26,469)		(8,581)		(763,696)		(17,071,919)		(3,722,356)		(28,634)		(127,007)

Consolidated	Ps.	2,942,558	Ps.	1,171,039	Ps.	1,253,869	Ps.	435,344	Ps.	1,721,468	Ps.	18,191,580	Ps.	7,365,333	Ps.	1,401,483	Ps.	10,229,656

					Construction		Depreciation										Investments
	Aeronautical		Non-aeronautical		services		and		Operating		Assets per		Liabilities per		Capital		in airport
December 31, 2019	revenues		revenues		revenues		amortization		income		segment		segment		investments		concessions

Metropolitan
Monterrey	Ps.	2,641,052	Ps.	726,685	Ps.	323,035	Ps.	111,020	Ps.	473,615	Ps.	5,715,147	Ps.	941,349	Ps.	331,393	Ps.	3,168,968
Tourist
Acapulco		227,954		40,241		63,102		43,286		53,812		1,419,091		452,731		63,333		1,269,386
Mazatlán		321,313		52,857		34,573		17,514		52,626		1,261,473		153,667		34,573		541,430
Zihuatanejo		191,512		25,596		22,876		18,660		43,614		605,929		122,048		22,876		524,549
Regional
Chihuahua		411,393		67,021		124,701		17,974		67,379		888,950		157,533		135,394		699,711
Culiacán		617,979		66,286		68,960		18,658		96,278		1,021,410		140,294		69,834		579,084
Durango		150,130		13,433		36,677		7,537		23,014		329,251		104,720		36,677		210,111
San Luis Potosi		174,340		35,631		110,743		12,857		27,938		736,196		470,919		110,743		639,981
Tampico		197,160		28,057		61,823		9,218		31,808		424,573		143,603		61,823		326,939
Torreon		201,446		23,683		18,343		9,883		31,658		394,575		129,541		18,639		285,823
Zacatecas		141,500		13,945		6,842		7,813		31,135		276,150		113,357		6,842		212,224
Border
Ciudad Juarez		380,271		55,990		17,650		11,799		61,374		602,764		211,678		31,452		362,169
Reynosa		113,515		18,240		112,031		8,189		26,375		676,207		400,642		113,242		549,139
Hotel
NH T2 Hotel		—		255,393		—		39,546		77,325		518,590		201,012		9,190		—
Hilton Garden Inn		—		103,474		—		11,382		32,345		301,362		34,001		82		—
Industrial Park:
VYNMSA		—		41,981		—		19,548		15,622		390,478		185,094		46,160		—
Other		—		5,651,607		—		50,368		4,891,268		17,432,325		6,554,142		3,194		—
Total		5,769,565		7,220,120		1,001,356		415,252		6,037,186		32,994,471		10,516,331		1,095,447		9,369,514

Eliminations		(16,903)		(5,400,515)		(46,522)		—		(1,181,880)		(15,717,510)		(3,126,865)		(46,522)		(102,403)

Consolidated	Ps.	5,752,662	Ps.	1,819,605	Ps.	954,834	Ps.	415,252	Ps.	4,855,306	Ps.	17,276,961	Ps.	7,389,466	Ps.	1,048,925	Ps.	9,267,111